Income Taxes - Reconciliation of the Differences (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC
Statutory rate	25.00%	25.00%	25.00%